Share-based compensation - Movements in Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Share-Based Payments [Abstract]
Balance at beginning of period	$ 25,075	$ 11,462
Changes In Share-Based Payments [Abstract]
Movement in the period	15,242	13,613	$ 8,514
Balance at end of period	$ 40,317	$ 25,075	$ 11,462